Financial investments	12 Months Ended
Dec. 31, 2022
Financial Investments
Financial investments

8	Financial investments

The Company has financial investments in CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below:

	December 31, 2022	December 31, 2021
Banco BV	289,909	262,465
Banco Itaú Unibanco S/A	403,732	366,906
Banco Bradesco S/A	578,752	524,791
Banco BTG Pactual S/A	404,363	367,361
Banco do Brasil S/A	1,117	911,862
	1,677,873	2,433,385

The average yield of financial investments corresponds to 102.90% of CDI in December 2022 (101.57% in December 2021).